Weighted Average Lease Term and Weighted Average Discount Rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted average lease term	1 year 11 months 15 days	3 years 7 days
Weighted average discount rate	3.43%	3.91%